Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 2,160	$ 3,554	$ 1,808
Changes in:
Unrealized net capital gains and losses	(754)	319	433
Unrealized foreign currency translation adjustments	(48)	45	9
Unamortized pension and other postretirement prior service credit	(59)	(52)	(33)
Other comprehensive (loss) income, after-tax	(861)	312	409
Comprehensive income	$ 1,299	$ 3,866	$ 2,217